Initial Public Offering (Q3) (Details) - $ / shares	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Mar. 18, 2021	Mar. 01, 2021	Feb. 22, 2021
Public Warrants [Member]
Initial Public Offering (Details) [Line Items]
Number of securities called by each unit (in shares)				0.33	0.33
Exercise price (in dollars per share)	$ 11.50
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)	28,750,000	34,500,000
Purchase price per share (in dollars per share)	$ 10.00	$ 10.00
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Purchase price per share (in dollars per share)	$ 10.00		$ 10.00
Initial Public Offering [Member] | Public Warrants [Member]
Initial Public Offering (Details) [Line Items]
Number of securities called by each unit (in shares)	0.33	0.33
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Purchase price per share (in dollars per share)		$ 0.0001
Number of securities called by each unit (in shares)				1	1
Number of securities called by each warrant (in shares)				1	1
Exercise price (in dollars per share)		$ 11.50
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of securities called by each unit (in shares)	1	1
Number of securities called by each warrant (in shares)	1	1